DISAGGREGATION OF REVENUE	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE － 3 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Year ended December 31,
	2023	2024	2025
	S$’000	S$’000	S$’000
Revenue recognition at a single point in time:
Sales of heavy equipment and parts	56,449	45,763	61,234
Engineering consultancy service income	7,032	2,190	2,178
	63,481	47,953	63,412
Revenue recognition over time:
Rental income	9,301	10,543	12,766

	72,782	58,496	76,178